Advances from customers and deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Advances From Customers And Deferred Revenue [Abstract]
Advances from customers and deferred revenue

	December 31,
	2020	2021
	RMB	RMB
Deferred revenue, current	399,053	438,309
Advances from customers	86,825	21,200

Total current advances from customers and deferred revenue	485,878	459,509

Deferred revenue, non-current	178,144	118,975

Total non-current deferred revenue	178,144	118,975